Income tax expense	12 Months Ended
Dec. 31, 2021
Income tax expense
Income Tax Expense

19. Income Tax Expense

NXT periodically earns revenues while operating outside of Canada in foreign jurisdictions. Payments made to NXT for services rendered to clients and branch offices in certain countries may be subject to foreign income and withholding taxes. Such taxes incurred are only recoverable in certain limited circumstances, including potential utilization in Canada as a foreign tax credit, or against future taxable earnings from the foreign jurisdictions.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT’s income (loss) before income taxes as follows:

	For the years ended December 31,
	2021	2020	2019
		(Adjusted – Note 2)	(Adjusted – Note 2)
Net loss before income taxes	$(3,123,799)	$(6,028,228)	$3,794,709
Canadian statutory income tax rate	23.0%	24.0%	26.5%
Income tax (recovery) at statutory income tax rate	(718,474)	(1,446,775)	1,005,598
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	67,948	44,225	11,609
Change in statutory tax rates	(92,850)	(131,242)	918,821
Foreign exchange adjustments	662	29,910	82,433
Other (Expired losses)	1,206,056	258,091	43,592
Change in valuation allowance	463,342	(1,245,791)	2,062,053
Income tax expense (recovery)	(463,342)	1,245,791	(2,062,053)

Effective July 1, 2020, the Province of Alberta decreased its corporate tax rate from 10% to 8%.

A valuation allowance has been provided for the Company’s deferred income tax assets due to uncertainty regarding the amount and timing of their potential future utilization, as follows:

	For the years ended December 31,
	2021	2020	2019
Net operating losses carried forward:
Canada (expiration dates 2027 to 2040)	$8,051,504	$7,809,363	$6,840,817
USA (expiration dates 2022 to 2026)	248,289	1,223,212	1,494,711
Timing differences on property & equipment, Right
of Use of Assets, Lease obligations and financing costs	1,674,085	1,945,086	1,805,012
SRED Expenditures	575,747	369,522	348,341
Foreign Tax Credit	285,772	285,772	285,772
	10,835,397	11,632,955	10,774,653
Intellectual property	(3,411,411)	(3,745,627)	(4,133,115)
Less valuation allowance	7,423,986	7,887,328	6,641,538
	(7,423,986)	(7,887,328)	(6,641,538)